Related party transactions	6 Months Ended
Jun. 30, 2023
Related party transactions [abstract]
Related party transactions
Note 15: Related party transactions
Balances and transactions with fellow Lloyds Banking Group undertakings
The Bank and its subsidiaries have balances due to and from the Bank’s parent company, Lloyds Banking Group plc, and fellow Group undertakings. These are included on the balance sheet as follows:

	At 30 Jun 2023 £m	At 31 Dec 2022 £m

Assets, included within:
Financial assets at fair value through profit or loss	1	–
Derivative financial instruments	1,382	1,120
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	969	816
	2,352	1,936
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	1,965	2,539
Derivative financial instruments	1,123	1,084
Debt securities in issue	17,663	17,648
Subordinated liabilities	6,183	6,490
	26,934	27,761
During the half-year to 30 June 2023 the Group earned £7 million (half-year to 30 June 2022: £3 million) of interest income and incurred £475 million (half-year to 30 June 2022: £270 million) of interest expense on balances and transactions with Lloyds Banking Group plc and fellow Group undertakings.
Other related party transactions
Other related party transactions for the half-year to 30 June 2023 are similar in nature to those for the year ended 31 December 2022.